EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEES
Schedule of number of employees

	2025	2024	2023
	Number	Number	Number
Directors and employees	20	25	30

Schedule of aggregate remuneration

	2025	2024	2023
	$’000	$’000	$’000
Wages and salaries	3,393	4,267	6,017
Social security costs	98	141	250
Pension costs	77	109	163
Share based payments	2,636	3,759	3,892
	6,204	8,276	10,322